COMMITMENTS (Details Narrative) - CAD ($)	1 Months Ended			9 Months Ended
	Jul. 31, 2023	Dec. 31, 2022	Jan. 31, 2021	Sep. 30, 2024	Jan. 31, 2024	Dec. 31, 2023
Canadian Exploration Expenditures [Member]
IfrsStatementLineItems [Line Items]
Committed to incur and renounce amount	$ 50,000	$ 20,000	$ 20,000
Accounts payable				$ 10,000		$ 10,000
Incurred amount						44,991
Renounced amount						$ 50,000
Remaining spent amount					$ 5,009
Office Lease Agreement [Member] | Jackpot [Member]
IfrsStatementLineItems [Line Items]
Monthly rate				1,000
Office Support Services Agreement [Member] | Jackpot [Member]
IfrsStatementLineItems [Line Items]
Monthly rate				$ 1,000